Average Annual Total Returns - FidelityLow-PricedStockFund-KPRO - FidelityLow-PricedStockFund-KPRO - Fidelity Low-Priced Stock Fund	Sep. 29, 2023
Fidelity Low-Priced Stock Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(5.74%)
Past 5 years	7.63%
Past 10 years	10.60%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%